UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class A : FIAOX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 43	0.81%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 29, 2025 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Health Care	13.9
Industrials	11.7
Consumer Staples	11.6
Information Technology	11.1
Utilities	6.9
Communication Services	6.1
Energy	5.9
Materials	4.7
Real Estate	2.7
Consumer Discretionary	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 1.9
Taiwan - 1.3
France - 0.9
Canada - 0.6
Korea (South) - 0.5
Netherlands - 0.4

TOP HOLDINGS (% of Fund's net assets)
Merck & Co Inc	2.9
Shell PLC ADR	2.8
Alphabet Inc Class A	2.5
US Bancorp	2.5
Travelers Companies Inc/The	2.4
Procter & Gamble Co/The	2.2
Cigna Group/The	2.2
Exelon Corp	2.2
M&T Bank Corp	2.1
Chubb Ltd	2.1
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918753.100    8992-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class M : FIAPX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 57	1.06%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 29, 2025 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Health Care	13.9
Industrials	11.7
Consumer Staples	11.6
Information Technology	11.1
Utilities	6.9
Communication Services	6.1
Energy	5.9
Materials	4.7
Real Estate	2.7
Consumer Discretionary	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 1.9
Taiwan - 1.3
France - 0.9
Canada - 0.6
Korea (South) - 0.5
Netherlands - 0.4

TOP HOLDINGS (% of Fund's net assets)
Merck & Co Inc	2.9
Shell PLC ADR	2.8
Alphabet Inc Class A	2.5
US Bancorp	2.5
Travelers Companies Inc/The	2.4
Procter & Gamble Co/The	2.2
Cigna Group/The	2.2
Exelon Corp	2.2
M&T Bank Corp	2.1
Chubb Ltd	2.1
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918755.100    8993-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class C : FIAQX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 83	1.56%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 29, 2025 through November 30, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Health Care	13.9
Industrials	11.7
Consumer Staples	11.6
Information Technology	11.1
Utilities	6.9
Communication Services	6.1
Energy	5.9
Materials	4.7
Real Estate	2.7
Consumer Discretionary	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 1.9
Taiwan - 1.3
France - 0.9
Canada - 0.6
Korea (South) - 0.5
Netherlands - 0.4

TOP HOLDINGS (% of Fund's net assets)
Merck & Co Inc	2.9
Shell PLC ADR	2.8
Alphabet Inc Class A	2.5
US Bancorp	2.5
Travelers Companies Inc/The	2.4
Procter & Gamble Co/The	2.2
Cigna Group/The	2.2
Exelon Corp	2.2
M&T Bank Corp	2.1
Chubb Ltd	2.1
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918757.100    8994-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class I : FIAVX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 30	0.56%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 29, 2025 through November 30, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Health Care	13.9
Industrials	11.7
Consumer Staples	11.6
Information Technology	11.1
Utilities	6.9
Communication Services	6.1
Energy	5.9
Materials	4.7
Real Estate	2.7
Consumer Discretionary	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 1.9
Taiwan - 1.3
France - 0.9
Canada - 0.6
Korea (South) - 0.5
Netherlands - 0.4

TOP HOLDINGS (% of Fund's net assets)
Merck & Co Inc	2.9
Shell PLC ADR	2.8
Alphabet Inc Class A	2.5
US Bancorp	2.5
Travelers Companies Inc/The	2.4
Procter & Gamble Co/The	2.2
Cigna Group/The	2.2
Exelon Corp	2.2
M&T Bank Corp	2.1
Chubb Ltd	2.1
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918759.100    8995-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class Z : FIAWX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 24	0.45%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 29, 2025 through November 30, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Health Care	13.9
Industrials	11.7
Consumer Staples	11.6
Information Technology	11.1
Utilities	6.9
Communication Services	6.1
Energy	5.9
Materials	4.7
Real Estate	2.7
Consumer Discretionary	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 1.9
Taiwan - 1.3
France - 0.9
Canada - 0.6
Korea (South) - 0.5
Netherlands - 0.4

TOP HOLDINGS (% of Fund's net assets)
Merck & Co Inc	2.9
Shell PLC ADR	2.8
Alphabet Inc Class A	2.5
US Bancorp	2.5
Travelers Companies Inc/The	2.4
Procter & Gamble Co/The	2.2
Cigna Group/The	2.2
Exelon Corp	2.2
M&T Bank Corp	2.1
Chubb Ltd	2.1
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918761.100    8996-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund : FEQTX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 54	0.53%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Equity Dividend Income Fund	5.04%	12.10%	9.98%
MSCI U.S. IM High Dividend Yield Index	6.43%	11.75%	10.47%
Russell 3000® Value Index	7.01%	11.93%	10.12%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Health Care	13.9
Industrials	11.7
Consumer Staples	11.6
Information Technology	11.1
Utilities	6.9
Communication Services	6.1
Energy	5.9
Materials	4.7
Real Estate	2.7
Consumer Discretionary	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 1.9
Taiwan - 1.3
France - 0.9
Canada - 0.6
Korea (South) - 0.5
Netherlands - 0.4

TOP HOLDINGS (% of Fund's net assets)
Merck & Co Inc	2.9
Shell PLC ADR	2.8
Alphabet Inc Class A	2.5
US Bancorp	2.5
Travelers Companies Inc/The	2.4
Procter & Gamble Co/The	2.2
Cigna Group/The	2.2
Exelon Corp	2.2
M&T Bank Corp	2.1
Chubb Ltd	2.1
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914082.101    319-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class K : FETKX

This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 47	0.46%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	5.10%	12.19%	10.08%
MSCI U.S. IM High Dividend Yield Index	6.43%	11.75%	10.47%
Russell 3000® Value Index	7.01%	11.93%	10.12%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Health Care	13.9
Industrials	11.7
Consumer Staples	11.6
Information Technology	11.1
Utilities	6.9
Communication Services	6.1
Energy	5.9
Materials	4.7
Real Estate	2.7
Consumer Discretionary	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 1.9
Taiwan - 1.3
France - 0.9
Canada - 0.6
Korea (South) - 0.5
Netherlands - 0.4

TOP HOLDINGS (% of Fund's net assets)
Merck & Co Inc	2.9
Shell PLC ADR	2.8
Alphabet Inc Class A	2.5
US Bancorp	2.5
Travelers Companies Inc/The	2.4
Procter & Gamble Co/The	2.2
Cigna Group/The	2.2
Exelon Corp	2.2
M&T Bank Corp	2.1
Chubb Ltd	2.1
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914081.101    2086-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity® Convertible Securities Fund : FCVSX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 69	0.64%
What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Convertible Securities Fund	13.29%	8.55%	11.09%
ICE® BofA® All US Convertibles Index	13.76%	6.58%	11.04%
Bloomberg U.S. Universal Bond Index	6.03%	0.14%	2.39%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.7
BBB - 8.8
BB - 1.2
B - 0.3
CCC,CC,C - 0.7
Not Rated - 65.6
Equities - 19.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.3
Preferred Stocks - 11.7
Common Stocks - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 0.6
Monaco - 0.3
China - 0.2
Switzerland - 0.2
France - 0.2
Israel - 0.2
Taiwan - 0.2
Zambia - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	2.7
Boeing Co Series A, 6%	2.2
Western Digital Corp	2.1
Strategy Inc	2.1
Super Micro Computer Inc	1.8
Coinbase Global Inc	1.7
Welltower OP LLC	1.5
Wells Fargo & Co Series L, 7.5%	1.5
Cloudflare Inc	1.3
Live Nation Entertainment Inc	1.3
18.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914079.101    308-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class Z : FIQVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.55%
What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	13.38%	8.65%	13.02%
ICE® BofA® All US Convertibles Index	13.76%	6.58%	11.01%
Bloomberg U.S. Universal Bond Index	6.03%	0.14%	2.50%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.7
BBB - 8.8
BB - 1.2
B - 0.3
CCC,CC,C - 0.7
Not Rated - 65.6
Equities - 19.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.3
Preferred Stocks - 11.7
Common Stocks - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 0.6
Monaco - 0.3
China - 0.2
Switzerland - 0.2
France - 0.2
Israel - 0.2
Taiwan - 0.2
Zambia - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	2.7
Boeing Co Series A, 6%	2.2
Western Digital Corp	2.1
Strategy Inc	2.1
Super Micro Computer Inc	1.8
Coinbase Global Inc	1.7
Welltower OP LLC	1.5
Wells Fargo & Co Series L, 7.5%	1.5
Cloudflare Inc	1.3
Live Nation Entertainment Inc	1.3
18.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914080.101    3280-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class M : FTCVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.19%
What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	8.74%	7.19%	10.07%
Class M (without 3.50% sales charge)	12.68%	7.96%	10.46%
ICE® BofA® All US Convertibles Index	13.76%	6.58%	11.04%
Bloomberg U.S. Universal Bond Index	6.03%	0.14%	2.39%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.7
BBB - 8.8
BB - 1.2
B - 0.3
CCC,CC,C - 0.7
Not Rated - 65.6
Equities - 19.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.3
Preferred Stocks - 11.7
Common Stocks - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 0.6
Monaco - 0.3
China - 0.2
Switzerland - 0.2
France - 0.2
Israel - 0.2
Taiwan - 0.2
Zambia - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	2.7
Boeing Co Series A, 6%	2.2
Western Digital Corp	2.1
Strategy Inc	2.1
Super Micro Computer Inc	1.8
Coinbase Global Inc	1.7
Welltower OP LLC	1.5
Wells Fargo & Co Series L, 7.5%	1.5
Cloudflare Inc	1.3
Live Nation Entertainment Inc	1.3
18.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914077.101    2151-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class I : FICVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.68%
What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	13.26%	8.52%	11.06%
ICE® BofA® All US Convertibles Index	13.76%	6.58%	11.04%
Bloomberg U.S. Universal Bond Index	6.03%	0.14%	2.39%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.7
BBB - 8.8
BB - 1.2
B - 0.3
CCC,CC,C - 0.7
Not Rated - 65.6
Equities - 19.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.3
Preferred Stocks - 11.7
Common Stocks - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 0.6
Monaco - 0.3
China - 0.2
Switzerland - 0.2
France - 0.2
Israel - 0.2
Taiwan - 0.2
Zambia - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	2.7
Boeing Co Series A, 6%	2.2
Western Digital Corp	2.1
Strategy Inc	2.1
Super Micro Computer Inc	1.8
Coinbase Global Inc	1.7
Welltower OP LLC	1.5
Wells Fargo & Co Series L, 7.5%	1.5
Cloudflare Inc	1.3
Live Nation Entertainment Inc	1.3
18.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914078.101    2152-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class C : FCCVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.71%
What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	11.08%	7.41%	10.09%
Class C	12.08%	7.41%	10.09%
ICE® BofA® All US Convertibles Index	13.76%	6.58%	11.04%
Bloomberg U.S. Universal Bond Index	6.03%	0.14%	2.39%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.7
BBB - 8.8
BB - 1.2
B - 0.3
CCC,CC,C - 0.7
Not Rated - 65.6
Equities - 19.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.3
Preferred Stocks - 11.7
Common Stocks - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 0.6
Monaco - 0.3
China - 0.2
Switzerland - 0.2
France - 0.2
Israel - 0.2
Taiwan - 0.2
Zambia - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	2.7
Boeing Co Series A, 6%	2.2
Western Digital Corp	2.1
Strategy Inc	2.1
Super Micro Computer Inc	1.8
Coinbase Global Inc	1.7
Welltower OP LLC	1.5
Wells Fargo & Co Series L, 7.5%	1.5
Cloudflare Inc	1.3
Live Nation Entertainment Inc	1.3
18.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914076.101    2150-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class A : FACVX

This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.94%
What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	6.45%	6.96%	10.11%
Class A (without 5.75% sales charge)	12.95%	8.23%	10.76%
ICE® BofA® All US Convertibles Index	13.76%	6.58%	11.04%
Bloomberg U.S. Universal Bond Index	6.03%	0.14%	2.39%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.7
BBB - 8.8
BB - 1.2
B - 0.3
CCC,CC,C - 0.7
Not Rated - 65.6
Equities - 19.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.3
Preferred Stocks - 11.7
Common Stocks - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 0.6
Monaco - 0.3
China - 0.2
Switzerland - 0.2
France - 0.2
Israel - 0.2
Taiwan - 0.2
Zambia - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	2.7
Boeing Co Series A, 6%	2.2
Western Digital Corp	2.1
Strategy Inc	2.1
Super Micro Computer Inc	1.8
Coinbase Global Inc	1.7
Welltower OP LLC	1.5
Wells Fargo & Co Series L, 7.5%	1.5
Cloudflare Inc	1.3
Live Nation Entertainment Inc	1.3
18.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914075.101    2148-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Convertible Securities Fund and Fidelity Equity Dividend Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$51,200	$2,400	$3,600	$800
Fidelity Equity Dividend Income Fund	$71,400	$2,500	$4,700	$800

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$50,500	$4,500	$13,300	$1,600
Fidelity Equity Dividend Income Fund	$52,400	$4,500	$14,800	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
PwC	$13,766,400	$15,331,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Equity Dividend Income Fund

Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity Dividend Income Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc (United States) (a)	597,400	43,245,786
FRANCE - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	459,300	71,964,305
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	561,550	38,650,069
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	157,700	30,742,037
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	343,000	99,987,930
UNITED KINGDOM - 1.9%
Consumer Staples - 1.7%
Beverages - 0.5%
Diageo PLC	1,887,600	43,386,695
Personal Care Products - 1.2%
Unilever PLC ADR	1,485,800	90,024,622
TOTAL CONSUMER STAPLES		133,411,317

Industrials - 0.2%
Industrial Conglomerates - 0.2%
DCC PLC (a)	231,972	15,334,643
TOTAL UNITED KINGDOM		148,745,960
UNITED STATES - 92.7%
Communication Services - 6.1%
Diversified Telecommunication Services - 1.6%
Verizon Communications Inc	3,032,890	124,682,108
Entertainment - 1.1%
Walt Disney Co/The (b)	778,100	81,288,107
Interactive Media & Services - 2.5%
Alphabet Inc Class A	598,000	191,467,640
Media - 0.9%
Comcast Corp Class A	1,987,400	53,043,706
Omnicom Group Inc (a)	256,400	18,363,368
		71,407,074
TOTAL COMMUNICATION SERVICES		468,844,929

Consumer Discretionary - 1.9%
Automobile Components - 0.3%
Lear Corp	187,500	20,130,000
Diversified Consumer Services - 0.5%
H&R Block Inc	905,300	38,131,236
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts Inc (a)	139,300	19,531,253
Household Durables - 0.4%
Whirlpool Corp (a)	348,100	26,925,535
Specialty Retail - 0.0%
Bath & Body Works Inc	482,800	8,405,547
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	300,800	32,871,424
TOTAL CONSUMER DISCRETIONARY		145,994,995

Consumer Staples - 9.9%
Beverages - 4.1%
Brown-Forman Corp Class B (a)	1,380,300	40,001,094
Coca-Cola Co/The	1,412,100	103,252,752
Constellation Brands Inc Class A	199,000	27,139,620
Keurig Dr Pepper Inc	5,001,500	139,541,850
		309,935,316
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A (a)	3,066,700	56,212,611
Sysco Corp	376,800	28,712,160
		84,924,771
Food Products - 1.4%
Campbell's Company/The (a)	969,400	29,547,312
JM Smucker Co	457,400	47,651,932
McCormick & Co Inc/MD	403,900	27,255,172
		104,454,416
Household Products - 3.0%
Procter & Gamble Co/The	1,146,000	169,791,360
Reynolds Consumer Products Inc (a)	2,432,600	60,766,348
		230,557,708
Personal Care Products - 0.3%
Kenvue Inc	1,593,240	27,642,714
TOTAL CONSUMER STAPLES		757,514,925

Energy - 5.9%
Energy Equipment & Services - 0.5%
SLB Ltd	1,051,300	38,099,112
Oil, Gas & Consumable Fuels - 5.4%
Enterprise Products Partners LP	1,090,100	35,689,874
Exxon Mobil Corp	896,200	103,887,504
Kinder Morgan Inc	2,160,000	59,011,200
Shell PLC ADR	2,882,900	212,671,533
		411,260,111
TOTAL ENERGY		449,359,223

Financials - 21.2%
Banks - 9.9%
Bank of America Corp (b)	2,782,500	149,281,125
East West Bancorp Inc	196,600	20,977,220
Huntington Bancshares Inc/OH	4,203,500	68,517,050
M&T Bank Corp (a)	857,900	163,189,738
PNC Financial Services Group Inc/The	371,900	70,928,768
US Bancorp	3,800,000	186,390,001
Wells Fargo & Co	1,062,958	91,254,944
		750,538,846
Capital Markets - 3.9%
Bank of New York Mellon Corp/The (b)	341,200	38,248,520
Blue Owl Capital Inc Class A	1,209,100	18,136,500
Charles Schwab Corp/The	470,800	43,657,284
Lazard Inc	693,900	35,041,950
Northern Trust Corp	829,800	108,985,932
State Street Corp	460,900	54,856,318
		298,926,504
Financial Services - 0.6%
Fidelity National Information Services Inc	717,100	47,163,667
Insurance - 6.8%
American Financial Group Inc/OH	89,200	12,284,624
Arthur J Gallagher & Co	120,300	29,788,686
Assurant Inc	190,000	43,350,400
Chubb Ltd	533,663	158,060,307
Fidelity National Financial Inc	544,100	32,335,863
First American Financial Corp	852,100	56,034,096
Travelers Companies Inc/The	637,000	186,551,820
		518,405,796
TOTAL FINANCIALS		1,615,034,813

Health Care - 13.9%
Biotechnology - 1.6%
Gilead Sciences Inc (b)	986,500	124,141,160
Health Care Providers & Services - 4.4%
Cigna Group/The	603,100	167,227,568
CVS Health Corp	697,100	56,018,956
Elevance Health Inc	150,100	50,772,826
UnitedHealth Group Inc	178,200	58,765,014
		332,784,364
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co	926,300	45,573,960
GSK PLC ADR (a)	2,766,300	132,395,118
Johnson & Johnson	701,178	145,087,752
Merck & Co Inc	2,021,800	211,945,294
Royalty Pharma PLC Class A	1,527,900	61,146,558
		596,148,682
TOTAL HEALTH CARE		1,053,074,206

Industrials - 11.5%
Aerospace & Defense - 0.5%
General Dynamics Corp	111,500	38,091,745
Air Freight & Logistics - 2.7%
CH Robinson Worldwide Inc	280,800	44,610,696
FedEx Corp	167,400	46,148,832
United Parcel Service Inc Class B	1,175,900	112,639,461
		203,398,989
Building Products - 0.3%
Owens Corning	207,300	23,474,652
Construction & Engineering - 0.1%
AECOM	143,500	14,799,155
Electrical Equipment - 0.8%
Regal Rexnord Corp (a)	413,100	60,308,469
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings Inc	1,140,900	52,253,220
Industrial Conglomerates - 0.8%
3M Co (b)	362,300	62,333,715
Machinery - 2.1%
Allison Transmission Holdings Inc	579,200	51,351,872
Flowserve Corp	421,000	30,038,350
Oshkosh Corp	291,800	37,402,924
PACCAR Inc	413,200	43,559,544
		162,352,690
Professional Services - 2.9%
Genpact Ltd	1,040,900	45,862,054
Paycom Software Inc	235,900	38,020,003
Science Applications International Corp	177,300	15,285,033
SS&C Technologies Holdings Inc	1,392,100	119,637,074
		218,804,164
Trading Companies & Distributors - 0.6%
Watsco Inc	124,600	43,161,440
TOTAL INDUSTRIALS		878,978,239

Information Technology - 8.0%
Communications Equipment - 1.5%
Cisco Systems Inc (b)	1,530,453	117,753,054
IT Services - 2.3%
Accenture PLC Class A	310,500	77,625,000
Amdocs Ltd	1,297,350	99,221,328
		176,846,328
Semiconductors & Semiconductor Equipment - 0.7%
QUALCOMM Inc	331,600	55,738,644
Software - 2.6%
Gen Digital Inc	2,289,100	60,363,567
Microsoft Corp (b)	95,700	47,085,357
Salesforce Inc	369,800	85,253,692
		192,702,616
Technology Hardware, Storage & Peripherals - 0.9%
Seagate Technology Holdings PLC	105,400	29,163,126
Western Digital Corp	259,600	42,400,468
		71,563,594
TOTAL INFORMATION TECHNOLOGY		614,604,236

Materials - 4.7%
Chemicals - 0.5%
Corteva Inc	602,300	40,637,181
Containers & Packaging - 4.2%
Amcor PLC (a)	5,926,425	50,493,141
Ball Corp (a)	1,975,800	97,861,374
Crown Holdings Inc (a)	726,400	70,337,312
Silgan Holdings Inc	958,700	38,002,868
Smurfit WestRock PLC	786,600	28,073,754
Sonoco Products Co (a)	760,700	32,078,719
		316,847,168
TOTAL MATERIALS		357,484,349

Real Estate - 2.7%
Office REITs - 0.4%
COPT Defense Properties	1,146,800	35,241,164
Specialized REITs - 2.3%
American Tower Corp	330,600	59,927,862
Gaming and Leisure Properties Inc	557,800	24,281,034
Public Storage Operating Co	205,900	56,527,786
Weyerhaeuser Co	1,441,300	32,011,273
		172,747,955
TOTAL REAL ESTATE		207,989,119

Utilities - 6.9%
Electric Utilities - 5.5%
Edison International	363,558	21,409,931
Evergy Inc	686,700	53,322,255
Exelon Corp	3,446,100	162,380,232
FirstEnergy Corp	1,978,700	94,423,564
PG&E Corp	2,499,200	40,287,104
Portland General Electric Co	890,700	45,265,374
		417,088,460
Multi-Utilities - 1.4%
Sempra	1,190,100	112,726,272
TOTAL UTILITIES		529,814,732

TOTAL UNITED STATES		7,078,693,766
TOTAL COMMON STOCKS (Cost $5,899,961,633)		7,512,029,853

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	114,032,978	114,055,785
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	258,689,693	258,715,562
TOTAL MONEY MARKET FUNDS (Cost $372,771,314)			372,771,347

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $6,272,732,947)	7,884,801,200
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(241,643,699)
NET ASSETS - 100.0%	7,643,157,501

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
3M Co	Chicago Board Options Exchange	1,000	17,205,000	180.00	1/16/2026	(303,500)
Bank of America Corp	Chicago Board Options Exchange	5,500	29,507,500	55.00	1/16/2026	(720,500)
Bank of New York Mellon Corp/The	Chicago Board Options Exchange	1,700	19,057,000	120.00	1/16/2026	(191,250)
Cisco Systems Inc	Chicago Board Options Exchange	4,500	34,623,000	85.00	1/16/2026	(119,250)
Gilead Sciences Inc	Chicago Board Options Exchange	3,900	49,077,600	135.00	1/16/2026	(569,400)
Microsoft Corp	Chicago Board Options Exchange	100	4,920,100	545.00	2/20/2026	(77,750)
Walt Disney Co/The	Chicago Board Options Exchange	3,100	32,385,700	115.00	1/16/2026	(155,000)

						(2,136,650)
TOTAL WRITTEN OPTIONS						(2,136,650)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $186,775,900.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,328,476	1,013,219,945	1,071,580,625	5,298,836	(940)	-	114,055,785	114,032,978	0.2%
Fidelity Securities Lending Cash Central Fund	58,158,325	2,465,171,623	2,264,613,732	313,792	(654)	-	258,715,562	258,689,693	0.9%
Total	171,486,801	3,478,391,568	3,336,194,357	5,612,628	(1,594)	-	372,771,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	468,844,929	468,844,929	-	-
Consumer Discretionary	189,240,781	189,240,781	-	-
Consumer Staples	890,926,242	847,539,547	43,386,695	-
Energy	449,359,223	449,359,223	-	-
Financials	1,615,034,813	1,615,034,813	-	-
Health Care	1,053,074,206	1,053,074,206	-	-
Industrials	894,312,882	894,312,882	-	-
Information Technology	855,948,577	745,334,203	110,614,374	-
Materials	357,484,349	357,484,349	-	-
Real Estate	207,989,119	207,989,119	-	-
Utilities	529,814,732	529,814,732	-	-

Money Market Funds	372,771,347	372,771,347	-	-
Total Investments in Securities:	7,884,801,200	7,730,800,131	154,001,069	-
Derivative Instruments:

Liabilities
Written Options	(2,136,650)	(2,136,650)	-	-
Total Liabilities	(2,136,650)	(2,136,650)	-	-
Total Derivative Instruments:	(2,136,650)	(2,136,650)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(2,136,650)
Total Equity Risk	-	(2,136,650)
Total Value of Derivatives	-	(2,136,650)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $314,780,069) - See accompanying schedule:
Unaffiliated issuers (cost $5,899,961,633)	$7,512,029,853
Fidelity Central Funds (cost $372,771,314)	372,771,347

Total Investment in Securities (cost $6,272,732,947)		$7,884,801,200
Foreign currency held at value (cost $189)		189
Receivable for fund shares sold		801,077
Dividends receivable		18,154,431
Reclaims receivable		5,867,884
Distributions receivable from Fidelity Central Funds		324,200
Prepaid expenses		7,021
Other receivables		95,036
Total assets		7,910,051,038
Liabilities
Payable for fund shares redeemed	$2,239,810
Accrued management fee	3,255,900
Distribution and service plan fees payable	438,984
Written options, at value (premium received $2,987,424)	2,136,650
Other payables and accrued expenses	105,976
Collateral on securities loaned	258,716,217
Total liabilities		266,893,537
Net Assets		$7,643,157,501
Net Assets consist of:
Paid in capital		$5,642,513,670
Total accumulated earnings (loss)		2,000,643,831
Net Assets		$7,643,157,501

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($839,482,661 ÷ 27,097,794 shares)(a)		$30.98
Maximum offering price per share (100/94.25 of $30.98)		$32.87
Class M :
Net Asset Value and redemption price per share ($554,855,132 ÷ 17,919,947 shares)(a)		$30.96
Maximum offering price per share (100/96.50 of $30.96)		$32.08
Class C :
Net Asset Value and offering price per share ($48,747,863 ÷ 1,576,200 shares)(a)		$30.93
Equity Dividend Income :
Net Asset Value, offering price and redemption price per share ($5,549,858,730 ÷ 178,998,810 shares)		$31.01
Class K :
Net Asset Value, offering price and redemption price per share ($194,267,788 ÷ 6,262,431 shares)		$31.02
Class I :
Net Asset Value, offering price and redemption price per share ($364,199,457 ÷ 11,744,403 shares)		$31.01
Class Z :
Net Asset Value, offering price and redemption price per share ($91,745,870 ÷ 2,957,590 shares)		$31.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$190,463,186
Income from Fidelity Central Funds (including $313,792 from security lending)		5,612,628
Total income		196,075,814
Expenses
Management fee	$34,519,094
Distribution and service plan fees	2,529,551
Custodian fees and expenses	86,211
Independent trustees' fees and expenses	26,284
Registration fees	179,423
Audit fees	178,530
Legal	7,577
Miscellaneous	24,378
Total expenses before reductions	37,551,048
Expense reductions	(113,775)
Total expenses after reductions		37,437,273
Net Investment income (loss)		158,638,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	384,264,186
Fidelity Central Funds	(1,594)
Foreign currency transactions	8,388
Written options	8,157,173
Total net realized gain (loss)		392,428,153
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(150,639,307)
Assets and liabilities in foreign currencies	358,997
Written options	2,191,678
Total change in net unrealized appreciation (depreciation)		(148,088,632)
Net gain (loss)		244,339,521
Net increase (decrease) in net assets resulting from operations		$402,978,062
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158,638,541	$151,380,957
Net realized gain (loss)	392,428,153	368,562,884
Change in net unrealized appreciation (depreciation)	(148,088,632)	878,439,168
Net increase (decrease) in net assets resulting from operations	402,978,062	1,398,383,009
Distributions to shareholders	(482,810,824)	(308,726,604)

Share transactions - net increase (decrease)	1,348,278,925	(403,384,285)
Total increase (decrease) in net assets	1,268,446,163	686,272,120

Net Assets
Beginning of period	6,374,711,338	5,688,439,218
End of period	$7,643,157,501	$6,374,711,338

Financial Highlights
Fidelity® Equity Dividend Income Fund Class A

Years ended November 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.31
Net realized and unrealized gain (loss)	2.42
Total from investment operations	2.73
Distributions from net investment income	(.30)
Total distributions	(.30)
Net asset value, end of period	$30.98
Total Return D,E,F	9.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.81% I
Expenses net of fee waivers, if any	.81 % I
Expenses net of all reductions, if any	.81% I
Net investment income (loss)	2.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$839,483
Portfolio turnover rate J	53 % K

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund Class M

Years ended November 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.27
Net realized and unrealized gain (loss)	2.42
Total from investment operations	2.69
Distributions from net investment income	(.28)
Total distributions	(.28)
Net asset value, end of period	$30.96
Total Return D,E,F	9.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.06% I
Expenses net of fee waivers, if any	1.06 % I
Expenses net of all reductions, if any	1.06% I
Net investment income (loss)	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$554,855
Portfolio turnover rate J	53 % K

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund Class C

Years ended November 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	2.42
Total from investment operations	2.62
Distributions from net investment income	(.24)
Total distributions	(.24)
Net asset value, end of period	$30.93
Total Return D,E,F	9.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.56% I
Expenses net of fee waivers, if any	1.56 % I
Expenses net of all reductions, if any	1.56% I
Net investment income (loss)	1.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$48,748
Portfolio turnover rate J	53 % K

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.00	$26.70	$28.03	$28.54	$24.68
Income from Investment Operations
Net investment income (loss) A,B	.72	.72	.69	.62	.63
Net realized and unrealized gain (loss)	.65	6.05	(.03)	2.06	3.88
Total from investment operations	1.37	6.77	.66	2.68	4.51
Distributions from net investment income	(.70)	(.75)	(.63)	(.59)	(.64)
Distributions from net realized gain	(1.65)	(.72)	(1.36)	(2.60)	(.01)
Total distributions	(2.36) C	(1.47)	(1.99)	(3.19)	(.65)
Net asset value, end of period	$31.01	$32.00	$26.70	$28.03	$28.54
Total Return D	5.04%	26.27%	2.73%	9.72%	18.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.55%	.58%	.58%	.58%
Expenses net of fee waivers, if any	.53%	.55%	.57%	.57%	.58%
Expenses net of all reductions, if any	.53%	.55%	.57%	.57%	.58%
Net investment income (loss)	2.47%	2.49%	2.61%	2.28%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$5,549,859	$5,792,233	$4,914,903	$5,186,109	$4,903,150
Portfolio turnover rate G	53 % H	45%	45% I	48%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class K

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.99	$26.69	$28.03	$28.53	$24.67
Income from Investment Operations
Net investment income (loss) A,B	.74	.75	.71	.65	.65
Net realized and unrealized gain (loss)	.65	6.04	(.04)	2.06	3.89
Total from investment operations	1.39	6.79	.67	2.71	4.54
Distributions from net investment income	(.70)	(.77)	(.65)	(.62)	(.66)
Distributions from net realized gain	(1.65)	(.72)	(1.36)	(2.60)	(.01)
Total distributions	(2.36) C	(1.49)	(2.01)	(3.21) C	(.68) C
Net asset value, end of period	$31.02	$31.99	$26.69	$28.03	$28.53
Total Return D	5.10%	26.37%	2.78%	9.86%	18.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.46%	.44%	.49%	.49%	.49%
Expenses net of all reductions, if any	.46%	.44%	.49%	.49%	.49%
Net investment income (loss)	2.51%	2.59%	2.70%	2.37%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$194,268	$582,478	$773,536	$812,035	$759,793
Portfolio turnover rate G	53 % H	45%	45% I	48%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class I

Years ended November 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.35
Net realized and unrealized gain (loss)	2.43
Total from investment operations	2.78
Distributions from net investment income	(.32)
Total distributions	(.32)
Net asset value, end of period	$31.01
Total Return D,E	9.76%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.56% H
Expenses net of fee waivers, if any	.56 % H
Expenses net of all reductions, if any	.56% H
Net investment income (loss)	2.30% H
Supplemental Data
Net assets, end of period (000 omitted)	$364,199
Portfolio turnover rate I	53 % J

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Equity Dividend Income Fund Class Z

Years ended November 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	.36
Net realized and unrealized gain (loss)	2.44
Total from investment operations	2.80
Distributions from net investment income	(.33)
Total distributions	(.33)
Net asset value, end of period	$31.02
Total Return D,E	9.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H
Expenses net of fee waivers, if any	.45 % H
Expenses net of all reductions, if any	.45% H
Net investment income (loss)	2.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$91,746
Portfolio turnover rate I	53 % J

AFor the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on May 29, 2025. The Fund offers Class A, Class M, Class C, Equity Dividend Income, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity Dividend Income Fund	$20,846

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,784,098,694
Gross unrealized depreciation	(172,978,075)
Net unrealized appreciation (depreciation)	$1,611,120,619
Tax Cost	$6,271,543,931

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$83,784,308
Undistributed long-term capital gain	$346,863,313
Net unrealized appreciation (depreciation) on securities and other investments	$1,569,996,212

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$160,022,179	$209,057,294
Long-term Capital Gains	322,788,645	99,669,310
Total	$482,810,824	$308,726,604

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	3,378,827,879	4,093,343,286
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.59
Class M	.58
Class C	.62
Equity Dividend Income	.54
Class K	.45
Class I	.60
Class Z	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.56
Class M	.56
Class C	.56
Equity Dividend Income	.52
Class K	.45
Class I	.56
Class Z	.44

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	982,218	4,096
Class M	.25%	.25%	1,308,894	-
Class C	.75%	.25%	238,439	33,218
			2,529,551	37,314

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	35,635
Class M	3,346
Class CA	340
39,321

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Dividend Income Fund	137,155

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Dividend Income Fund	427,855,735	321,458,603	42,945,619
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Equity Dividend Income Fund	9,136
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Dividend Income Fund	34,604	3,211	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Equity Dividend Income Fund	63,993,383
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15,513.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,050.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:
Amount($)
Class A	9,531
Class M	6,387
Class C	590
Equity Dividend Income	63,327
Class K	2,173
Class I	4,151
Class Z	1,053
Total	87,212
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025A	Year ended November 30, 2024
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Class A	$8,238,691	$-
Class M	5,151,282	-
Class C	406,530	-
Equity Dividend Income	426,398,666	267,711,552
Class K	37,916,512	41,015,052
Class I	3,797,375	-
Class Z	901,768	-
Total	$482,810,824	$308,726,604

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period May 29, 2025 (commencement of sale of shares) through November 30, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025A	Year ended November 30, 2024	Year ended November 30, 2025A	Year ended November 30, 2024
Fidelity Equity Dividend Income Fund
Class A
Shares sold	755,064	-	$22,470,020	$-
Issued in exchange for the shares of the Acquired Fund(s)	27,950,465	-	804,694,759	-
Reinvestment of distributions	264,468	-	7,914,204	-
Shares redeemed	(1,872,203)	-	(55,867,459)	-
Net increase (decrease)	27,097,794	-	$779,211,524	$-
Class M
Shares sold	582,579	-	$17,499,859	$ -
Issued in exchange for the shares of the Acquired Fund(s)	18,632,018	-	536,415,288	-
Reinvestment of distributions	168,083	-	5,025,330	-
Shares redeemed	(1,462,733)	-	(43,922,918)	-
Net increase (decrease)	17,919,947	-	$515,017,559	$-
Class C
Shares sold	91,888	-	$2,710,562	$ -
Issued in exchange for the shares of the Acquired Fund(s)	1,748,904	-	50,350,981	-
Reinvestment of distributions	13,371	-	398,591	-
Shares redeemed	(277,963)	-	(8,266,118)	-
Net increase (decrease)	1,576,200	-	$45,194,016	$-
Equity Dividend Income
Shares sold	7,857,280	8,553,131	$228,194,690	$248,443,607
Reinvestment of distributions	13,804,799	8,924,875	392,853,240	247,404,293
Shares redeemed	(23,682,149)	(20,516,186)	(691,258,569)	(592,276,428)
Net increase (decrease)	(2,020,070)	(3,038,180)	$(70,210,639)	$(96,428,528)
Class K
Shares sold	2,435,810	4,826,662	$70,981,997	$137,970,417
Reinvestment of distributions	1,335,887	1,486,658	37,916,512	41,015,052
Shares redeemed	(15,717,636)	(17,082,166)	(452,390,181)	(485,941,226)
Net increase (decrease)	(11,945,939)	(10,768,846)	$(343,491,672)	$(306,955,757)
Class I
Shares sold	559,436	-	$16,622,613	$ -
Issued in exchange for the shares of the Acquired Fund(s)	12,862,087	-	370,427,662	-
Reinvestment of distributions	119,007	-	3,565,611	-
Shares redeemed	(1,796,127)	-	(53,520,820)	-
Net increase (decrease)	11,744,403	-	$337,095,066	$ -
Class Z
Shares sold	925,851	-	$27,524,549	$ -
Issued in exchange for the shares of the Acquired Fund(s)	2,542,924	-	73,236,119	-
Reinvestment of distributions	25,945	-	778,335	-
Shares redeemed	(537,130)	-	(16,075,932)	-
Net increase (decrease)	2,957,590	-	$85,463,071	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period May 29,2025 (commencement of sale of shares) through November 30, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Reorganization Information.
On June 6, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Equity Income Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (The Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on May 29, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Equity Income	1,818,066,783	295,616,523	-	-	-
Class A	-	-	804,694,759	25,286,709	1.1053421327
Class M	-	-	536,415,288	16,158,757	1.1530600903
Class C	-	-	50,350,981	1,549,889	1.1284056964
Class I	-	-	370,427,662	10,742,339	1.1973263889
Class Z	-	-	73,236,119	2,129,405	1.1941944444

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Equity Dividend Income Fund	5,528,220,981	7,363,345,790

Pro forma results of operations of the combined entity for the entire period ended November 30, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$180,980,705
Total net realized gain (loss)	446,880,758
Total change in net unrealized appreciation (depreciation)	(307,504,278)
Net increase (decrease) in net assets resulting from operations	$320,357,185
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's accompanying Statement of Operations since June 6, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Equity Dividend Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Dividend Income Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $354,792,461, or, if subsequently determined to be different, the net capital gain of such year.

The Fidelity Advisor Equity Income Fund hereby designates as a capital gain dividend with respect to the taxable year ended June 6, 2025, $68,398,806, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 0.58% of the dividends distributed during the fiscal year of Fidelity Advisor Equity Income Fund was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed in December 2024, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Fidelity Advisor Equity Income Fund designates 100% of the short-term capital gain dividends distributed in December 2024, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $413,530 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The Fidelity Advisor Equity Income Fund designates $621,372 of distributions paid during the fiscal year ended June 6, 2025, as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Equity Dividend Income Fund	Class K	Class I	Class Z
Fidelity Equity Dividend Income Fund
December, 2024	-	-	-	49%	48%	-	-
April, 2025	-	-	-	100%	100%	-	-
July, 2025	100%	100%	100%	100%	100%	100%	100%
October, 2025	100%	100%	100%	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Equity Income Fund
December, 2024	81%	89%	100%	76%	73%
April, 2025	92%	100%	100%	83%	77%
June, 2025	91%	100%	100%	85%	80%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Equity Dividend Income Fund	Class K	Class I	Class Z
Fidelity Equity Dividend Income Fund
December, 2024	-	-	-	99.07%	96.45%	-	-
April, 2025	-	-	-	100%	100%	-	-
July, 2025	100%	100%	100%	100%	100%	100%	100%
October, 2025	100%	100%	100%	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Equity Income Fund
December, 2024	81%	89%	100%	76%	73%
April, 2025	100%	100%	100%	100%	100%
June, 2025	100%	100%	100%	100%	100%

The Fidelity Equity Dividend Income Fund designates 0.94%; and Class K designates 3.54% of the dividend distributed in December 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539196.128
EII-ANN-0126
Fidelity® Convertible Securities Fund

Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Convertible Securities Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 7.3%
	Shares	Value ($)
CANADA - 0.6%
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Capital Power Corp	116,200	5,120,466
TransAlta Corp	465,300	6,792,458

TOTAL CANADA		11,912,924
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	231,200	4,213,226
MONACO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Scorpio Tankers Inc	102,900	5,899,257
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	104,100	4,579,359
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,200	4,139,442
UNITED STATES - 5.7%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet Inc Class A	21,300	6,819,834
Meta Platforms Inc Class A	6,800	4,406,060
		11,225,894
Consumer Discretionary - 1.5%
Automobiles - 0.1%
Tesla Inc (b)	5,300	2,279,901
Broadline Retail - 0.3%
Amazon.com Inc (b)	25,300	5,900,466
Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp	47,400	3,948,420
Churchill Downs Inc	59,100	6,447,219
Sabre Corp (b)	451,400	726,754
Sharplink Gaming Inc (b)	552,600	5,868,612
		16,991,005
Household Durables - 0.1%
TopBuild Corp (b)	5,125	2,319,063
Specialty Retail - 0.2%
Dick's Sporting Goods Inc	23,000	4,751,110
GameStop Corp warrants 10/30/2026 (b)	88,350	295,089
		5,046,199
TOTAL CONSUMER DISCRETIONARY		32,536,634

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
DHT Holdings Inc	2,029,695	26,446,926
Financials - 0.3%
Financial Services - 0.3%
Shift4 Payments Inc Class A (b)(c)	77,000	5,681,060
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp (b)	43,100	4,378,098
Industrials - 0.8%
Aerospace & Defense - 0.5%
Boeing Co (b)	17,800	3,364,200
Byrna Technologies Inc (b)(c)	308,811	5,635,801
		9,000,001
Building Products - 0.1%
Builders FirstSource Inc (b)	22,300	2,502,729
Machinery - 0.2%
Kennametal Inc	176,800	4,893,824
TOTAL INDUSTRIALS		16,396,554

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp	29,000	5,133,000
Software - 0.6%
Commvault Systems Inc (b)	16,500	2,037,750
Microsoft Corp	9,300	4,575,693
PAR Technology Corp (b)	38,200	1,318,282
Zoom Communications Inc Class A (b)	50,100	4,256,496
		12,188,221
TOTAL INFORMATION TECHNOLOGY		17,321,221

Materials - 0.0%
Construction Materials - 0.0%
James Hardie Industries PLC (b)	8,806	174,182
Utilities - 0.4%
Electric Utilities - 0.4%
PG&E Corp	508,700	8,200,244
TOTAL UNITED STATES		122,360,813
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	144,600	3,271,854
TOTAL COMMON STOCKS (Cost $122,887,801)		156,376,875

Convertible Corporate Bonds - 78.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
IREN Ltd 0% 7/1/2031 (d)(e)	2,171,000	1,920,571
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 0.5% 6/1/2031	2,348,000	3,867,133
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (d)	1,390,000	1,450,326
TOTAL CHINA		5,317,459
ISRAEL - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd 0% 9/15/2030 (d)(e)	4,860,000	4,154,996
UNITED STATES - 77.6%
Communication Services - 4.7%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc 2% 1/15/2036 (d)	6,344,000	5,302,950
AST SpaceMobile Inc 2.375% 10/15/2032 (d)	3,433,000	3,769,433
		9,072,383
Entertainment - 2.7%
Liberty Media Corp 2.375% 9/30/2053 (d)	9,117,000	12,361,146
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	6,641,000	8,270,079
Live Nation Entertainment Inc 2.875% 1/15/2030 (d)	9,703,000	9,800,030
Live Nation Entertainment Inc 2.875% 10/15/2031 (d)	8,497,000	8,093,393
Live Nation Entertainment Inc 3.125% 1/15/2029	6,774,000	9,300,702
Sphere Entertainment Co 3.5% 12/1/2028	1,073,000	2,655,675
Zynga Inc 0% 12/15/2026 (e)	5,479,000	5,879,422
		56,360,447
Interactive Media & Services - 0.5%
Snap Inc 0.125% 3/1/2028	2,650,000	2,394,996
Snap Inc 0.5% 5/1/2030	5,030,000	4,382,104
Trump Media & Technology Group Corp 0% 5/29/2028 (d)(f)	4,935,000	4,487,766
		11,264,866
Media - 1.1%
Cable One Inc 1.125% 3/15/2028	2,164,000	1,744,833
Cardlytics Inc 4.25% 4/1/2029	2,967,000	1,339,511
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (g)	5,472,342	12,909,672
Liberty Broadband Corp 3.125% 3/31/2053 (d)	6,087,000	6,001,783
Magnite Inc 0.25% 3/15/2026	1,390,000	1,364,285
		23,360,084
TOTAL COMMUNICATION SERVICES		100,057,780

Consumer Discretionary - 7.8%
Automobile Components - 0.5%
LCI Industries 3% 3/1/2030 (d)	5,755,000	6,431,393
Patrick Industries Inc 1.75% 12/1/2028	1,893,000	3,207,039
		9,638,432
Automobiles - 1.9%
Ford Motor Co 0% 3/15/2026 (f)	12,813,000	13,497,214
Lucid Group Inc 5% 4/1/2030 (d)	7,235,000	4,659,340
Rivian Automotive Inc 3.625% 10/15/2030	10,998,000	10,896,553
Rivian Automotive Inc 4.625% 3/15/2029	9,537,000	10,605,776
		39,658,883
Broadline Retail - 0.4%
Etsy Inc 0.125% 10/1/2026	4,257,000	4,285,948
Etsy Inc 1% 6/15/2030 (d)	4,444,000	4,429,656
		8,715,604
Diversified Consumer Services - 0.1%
Stride Inc 1.125% 9/1/2027	2,826,000	3,793,904
Hotels, Restaurants & Leisure - 3.0%
Carnival Corp 5.75% 12/1/2027	7,139,000	14,411,617
Cheesecake Factory Inc/The 2% 3/15/2030 (d)	3,713,000	3,537,023
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (d)	1,650,000	1,261,990
DoorDash Inc 0% 5/15/2030 (d)(e)	23,242,000	22,907,632
DraftKings Holdings Inc 0% 3/15/2028 (e)	4,200,000	3,780,000
Expedia Group Inc 0% 2/15/2026 (e)	8,008,000	8,377,650
NCL Corp Ltd 0.875% 4/15/2030 (d)	8,138,000	8,178,690
NCL Corp Ltd 1.125% 2/15/2027	1,316,000	1,279,152
		63,733,754
Household Durables - 0.2%
Meritage Homes Corp 1.75% 5/15/2028	3,864,000	3,869,206
Leisure Products - 0.2%
Peloton Interactive Inc 5.5% 12/1/2029	2,368,000	4,237,825
Specialty Retail - 1.5%
Burlington Stores Inc 1.25% 12/15/2027	2,562,000	3,434,361
GameStop Corp 0% 6/15/2032 (d)(f)	24,877,000	25,436,733
RealReal Inc/The 4% 2/15/2031 (h)	975,000	1,543,546
Wayfair Inc 3.25% 9/15/2027	845,000	1,536,709
Wayfair Inc 3.5% 11/15/2028	241,000	603,193
		32,554,542
TOTAL CONSUMER DISCRETIONARY		166,202,150

Consumer Staples - 0.8%
Food Products - 0.6%
Freshpet Inc 3% 4/1/2028	6,474,000	7,390,449
Post Holdings Inc 2.5% 8/15/2027	3,855,000	4,239,263
		11,629,712
Personal Care Products - 0.2%
Herbalife Ltd 4.25% 6/15/2028	1,763,000	1,862,962
Oddity Finance LLC 0% 6/15/2030 (d)(f)	3,900,000	3,342,089
		5,205,051
TOTAL CONSUMER STAPLES		16,834,763

Energy - 2.0%
Energy Equipment & Services - 0.5%
Nabors Industries Inc 1.75% 6/15/2029	1,633,000	1,303,297
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	4,055,000	4,448,188
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	974,000	2,001,570
Transocean International Ltd 4.625% 9/30/2029	1,370,000	1,977,595
		9,730,650
Oil, Gas & Consumable Fuels - 1.5%
Centrus Energy Corp 0% 8/15/2032 (d)(e)	5,108,000	6,817,022
Centrus Energy Corp 2.25% 11/1/2030	2,666,000	7,444,090
CNX Resources Corp 2.25% 5/1/2026	2,369,000	7,157,890
Northern Oil & Gas Inc 3.625% 4/15/2029	5,257,000	5,084,375
Peabody Energy Corp 3.25% 3/1/2028	2,047,000	3,182,329
World Kinect Corp 3.25% 7/1/2028	2,580,000	2,690,940
		32,376,646
TOTAL ENERGY		42,107,296

Financials - 5.3%
Capital Markets - 2.5%
Coinbase Global Inc 0% 10/1/2029 (d)(e)	8,752,000	8,619,845
Coinbase Global Inc 0.25% 4/1/2030	16,207,000	17,981,667
Coinbase Global Inc 0.5% 6/1/2026	8,408,000	8,717,414
Galaxy Digital Holdings LP 0.5% 5/1/2031 (d)	7,162,000	5,968,201
Galaxy Digital Holdings LP 2.5% 12/1/2029 (d)	2,750,000	3,872,422
Galaxy Digital Holdings LP 3% 12/15/2026 (d)	2,750,000	3,230,734
Hercules Capital Inc 4.75% 9/1/2028 (d)	1,840,000	1,819,024
WisdomTree Inc 3.25% 8/15/2029	1,569,000	1,778,345
WisdomTree Inc 4.625% 8/15/2030 (d)	1,100,000	1,099,598
		53,087,250
Consumer Finance - 1.5%
SoFi Technologies Inc 0% 10/15/2026 (d)(e)	2,146,000	3,035,517
SoFi Technologies Inc 1.25% 3/15/2029 (d)	5,690,000	18,136,875
Upstart Holdings Inc 1% 11/15/2030	9,459,000	8,090,735
Upstart Holdings Inc 2% 10/1/2029	2,787,000	3,501,768
		32,764,895
Financial Services - 1.2%
Affirm Holdings Inc 0.75% 12/15/2029 (d)	6,190,000	6,626,443
Euronet Worldwide Inc 0.625% 10/1/2030 (d)	3,000,000	2,677,500
Global Payments Inc 1.5% 3/1/2031	7,286,000	6,520,557
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (d)	2,425,000	3,264,778
Repay Holdings Corp 2.875% 7/15/2029 (d)	2,006,000	1,651,139
Shift4 Payments Inc 0.5% 8/1/2027	4,250,000	4,180,407
		24,920,824
Insurance - 0.1%
Oscar Health Inc 2.25% 9/1/2030 (d)	2,400,000	2,581,200
TOTAL FINANCIALS		113,354,169

Health Care - 10.3%
Biotechnology - 4.8%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (d)(e)	1,950,000	1,936,593
Alnylam Pharmaceuticals Inc 1% 9/15/2027	5,074,000	8,277,393
Bridgebio Pharma Inc 1.75% 3/1/2031 (d)	3,871,000	6,428,279
Bridgebio Pharma Inc 2.25% 2/1/2029	5,057,000	5,529,830
Bridgebio Pharma Inc 2.5% 3/15/2027	4,545,000	8,139,725
Celcuity Inc 2.75% 8/1/2031	1,314,000	2,872,667
Cogent Biosciences Inc 1.625% 11/15/2031	860,000	1,043,777
Cytokinetics Inc 1.75% 10/1/2031 (d)	8,199,000	10,427,406
Cytokinetics Inc 3.5% 7/1/2027	2,756,000	4,059,196
Dynavax Technologies Corp 2.5% 5/15/2026	200,000	228,750
Exact Sciences Corp 0.375% 3/1/2028	1,539,000	1,576,072
Exact Sciences Corp 1.75% 4/15/2031 (d)	4,050,000	4,949,814
Exact Sciences Corp 2% 3/1/2030 (d)	3,663,000	5,051,806
Halozyme Therapeutics Inc 0% 2/15/2031 (d)(e)	4,256,000	4,378,573
Halozyme Therapeutics Inc 0.25% 3/1/2027	1,411,000	1,558,273
Halozyme Therapeutics Inc 0.875% 11/15/2032 (d)	4,255,000	4,456,373
Halozyme Therapeutics Inc 1% 8/15/2028	2,969,000	4,084,058
Ionis Pharmaceuticals Inc 0% 12/1/2030 (d)(f)	2,903,000	3,159,618
Ionis Pharmaceuticals Inc 0% 4/1/2026 (e)	2,752,000	3,940,455
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	4,010,000	6,585,151
Mirum Pharmaceuticals Inc 4% 5/1/2029	1,969,000	4,735,098
Novavax Inc 5% 12/15/2027	982,000	1,029,873
Sarepta Therapeutics Inc 1.25% 9/15/2027	2,745,000	2,430,149
Sarepta Therapeutics Inc 4.875% 9/1/2030	3,690,000	3,071,612
Travere Therapeutics Inc 2.25% 3/1/2029	2,206,000	2,983,362
		102,933,903
Health Care Equipment & Supplies - 2.5%
Alphatec Holdings Inc 0.75% 3/15/2030 (d)	2,409,000	3,873,431
Dexcom Inc 0.375% 5/15/2028	8,013,000	7,307,766
Enovis Corp 3.875% 10/15/2028	2,840,000	2,811,535
Haemonetics Corp 2.5% 6/1/2029	4,313,000	4,454,466
Integer Holdings Corp 1.875% 3/15/2030 (d)	6,093,000	5,379,600
Integer Holdings Corp 2.125% 2/15/2028	785,000	842,482
iRhythm Technologies Inc 1.5% 9/1/2029	4,413,000	6,379,494
Lantheus Holdings Inc 2.625% 12/15/2027	3,691,000	4,065,637
LeMaitre Vascular Inc 2.5% 2/1/2030 (d)	1,077,000	1,083,999
LivaNova PLC 2.5% 3/15/2029	2,604,000	3,063,866
Merit Medical Systems Inc 3% 2/1/2029 (d)	4,768,000	5,695,651
Omnicell Inc 1% 12/1/2029 (d)	1,318,000	1,297,885
Tandem Diabetes Care Inc 1.5% 3/15/2029	2,184,000	2,194,920
TransMedics Group Inc 1.5% 6/1/2028	3,103,000	5,290,311
		53,741,043
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc 4.25% 11/15/2029	2,173,000	3,232,338
Guardant Health Inc 0% 5/15/2033 (d)(f)	3,130,000	3,528,808
Guardant Health Inc 1.25% 2/15/2031	4,600,000	8,769,698
Hims & Hers Health Inc 0% 5/15/2030 (d)(f)	8,494,000	7,895,256
OPKO Health Inc 3.75% 1/15/2029	789,000	1,079,943
		24,506,043
Health Care Technology - 0.1%
Evolent Health Inc 3.5% 12/1/2029	3,154,000	2,261,418
Life Sciences Tools & Services - 0.5%
Repligen Corp 1% 12/15/2028	3,842,000	4,272,060
Tempus AI Inc 0.75% 7/15/2030 (d)	4,752,000	5,856,807
		10,128,867
Pharmaceuticals - 1.3%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	2,130,000	1,952,573
ANI Pharmaceuticals Inc 2.25% 9/1/2029	1,476,000	1,955,700
Collegium Pharmaceutical Inc 2.875% 2/15/2029	1,649,000	2,333,850
Jazz Investments I Ltd 2% 6/15/2026	4,936,000	5,839,617
Jazz Investments I Ltd 3.125% 9/15/2030	7,060,000	9,598,087
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (d)	2,507,000	3,025,197
Pacira BioSciences Inc 2.125% 5/15/2029	2,080,000	2,024,344
		26,729,368
TOTAL HEALTH CARE		220,300,642

Industrials - 6.8%
Aerospace & Defense - 1.7%
AeroVironment Inc 0% 7/15/2030 (f)	4,898,000	5,732,010
Astronics Corp 0% 1/15/2031 (d)(e)	1,318,000	1,527,826
Axon Enterprise Inc 0.5% 12/15/2027	2,784,000	6,625,071
BWX Technologies Inc 0% 11/1/2030 (d)(e)	7,708,000	7,431,898
Rocket Lab USA Inc 4.25% 2/1/2029 (d)	1,195,000	9,802,481
Spirit AeroSystems Inc 3.25% 11/1/2028	1,590,000	2,258,794
Virgin Galactic Holdings Inc 2.5% 2/1/2027 (d)	1,428,000	974,621
		34,352,701
Commercial Services & Supplies - 0.2%
Pitney Bowes Inc 1.5% 8/15/2030 (d)	1,450,000	1,397,590
Tetra Tech Inc 2.25% 8/15/2028	3,215,000	3,528,141
		4,925,731
Construction & Engineering - 0.8%
Fluor Corp 1.125% 8/15/2029	5,144,000	6,101,813
Granite Construction Inc 3.25% 6/15/2030	3,830,000	5,763,246
Granite Construction Inc 3.75% 5/15/2028	2,635,000	6,291,914
		18,156,973
Electrical Equipment - 1.6%
Array Technologies Inc 1% 12/1/2028	611,000	528,698
Array Technologies Inc 2.875% 7/1/2031 (d)	1,810,000	2,209,290
Bloom Energy Corp 0% 11/15/2030 (d)(e)	8,283,000	7,777,737
Bloom Energy Corp 3% 6/1/2028	633,000	3,702,551
Bloom Energy Corp 3% 6/1/2029	474,000	2,516,229
Enovix Corp 4.75% 9/15/2030 (d)	2,555,000	2,509,521
Eos Energy Enterprises Inc 1.75% 12/1/2031 (d)	1,603,000	1,788,855
Eos Energy Enterprises Inc 6.75% 6/15/2030 (d)	1,565,000	4,974,912
Fluence Energy Inc 2.25% 6/15/2030 (d)	3,094,000	3,652,903
Stem Inc 4.25% 4/1/2030 (d)	498,000	191,729
Sunrun Inc 4% 3/1/2030	2,748,000	4,196,174
		34,048,599
Ground Transportation - 1.2%
Hertz Corp/The 5.5% 10/1/2030 (d)	2,759,000	2,175,360
Lyft Inc 0% 9/15/2030 (d)(f)	2,150,000	2,544,833
Lyft Inc 0.625% 3/1/2029	5,079,000	6,374,145
Uber Technologies Inc 0.875% 12/1/2028	10,988,000	14,898,222
		25,992,560
Machinery - 0.1%
Greenbrier Cos Inc/The 2.875% 4/15/2028	1,349,000	1,425,219
Passenger Airlines - 0.1%
JetBlue Airways Corp 2.5% 9/1/2029	3,001,000	2,908,869
Professional Services - 1.0%
BlackSky Technology Inc 8.25% 8/1/2033 (d)	1,848,000	1,905,201
CSG Systems International Inc 3.875% 9/15/2028	2,860,000	3,411,704
Parsons Corp 2.625% 3/1/2029	11,123,000	12,664,417
Planet Labs PBC 0.5% 10/15/2030 (d)	2,812,000	3,544,878
		21,526,200
Trading Companies & Distributors - 0.1%
Xometry Inc 0.75% 6/15/2030 (d)	1,370,000	2,034,039
TOTAL INDUSTRIALS		145,370,891

Information Technology - 29.0%
Communications Equipment - 2.8%
Lumentum Holdings Inc 0.375% 3/15/2032 (d)	8,344,000	15,865,389
Lumentum Holdings Inc 0.5% 12/15/2026	3,022,000	9,925,990
Lumentum Holdings Inc 0.5% 6/15/2028	5,511,000	13,758,212
Lumentum Holdings Inc 1.5% 12/15/2029	3,829,000	17,936,951
Viavi Solutions Inc 0.625% 3/1/2031 (d)	1,562,000	2,213,143
		59,699,685
Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,880,000	6,391,238
Itron Inc 1.375% 7/15/2030	4,560,000	4,707,905
Mirion Technologies Inc 0% 10/1/2031 (d)(e)	2,240,000	2,567,600
Mirion Technologies Inc 0.25% 6/1/2030 (d)	1,990,000	2,633,757
OSI Systems Inc 0.5% 2/1/2031 (d)	3,140,000	3,158,459
OSI Systems Inc 2.25% 8/1/2029	2,477,000	3,783,932
Vishay Intertechnology Inc 2.25% 9/15/2030	3,500,000	3,089,918
		26,332,809
IT Services - 4.2%
Akamai Technologies Inc 0.25% 5/15/2033 (d)	15,438,000	17,355,328
Applied Digital Corp 2.75% 6/1/2030 (d)	2,989,000	8,747,454
Cloudflare Inc 0% 6/15/2030 (d)(f)	16,071,000	17,652,262
Cloudflare Inc 0% 8/15/2026 (e)	8,500,000	10,067,400
DigitalOcean Holdings Inc 0% 8/15/2030 (d)(e)	9,262,000	12,268,445
Snowflake Inc 0% 10/1/2027 (f)	7,359,000	12,225,900
Snowflake Inc 0% 10/1/2029 (f)	7,250,000	12,460,317
		90,777,106
Semiconductors & Semiconductor Equipment - 3.8%
Cohu Inc 1.5% 1/15/2031 (d)	1,698,000	1,931,792
Impinj Inc 1.125% 5/15/2027	1,233,000	1,975,186
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (d)(f)	6,371,000	7,749,678
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	1,127,000	2,395,615
Microchip Technology Inc 0.75% 6/1/2030	6,171,000	5,939,588
MKS Inc 1.25% 6/1/2030	18,481,000	23,261,869
ON Semiconductor Corp 0% 5/1/2027 (e)	12,079,000	13,888,770
ON Semiconductor Corp 0.5% 3/1/2029	8,758,000	8,129,882
Penguin Solutions Inc 2% 8/15/2030	1,767,000	1,824,498
Semtech Corp 0% 10/15/2030 (d)(e)	4,204,000	4,420,372
Semtech Corp 1.625% 11/1/2027	722,000	1,475,218
Synaptics Inc 0.75% 12/1/2031 (d)	2,918,000	2,917,274
Veeco Instruments Inc 2.875% 6/1/2029	1,562,000	1,959,663
Wolfspeed Inc 2.5% 6/15/2031 (d)	2,363,000	4,003,808
		81,873,213
Software - 12.0%
Alkami Technology Inc 1.5% 3/15/2030 (d)	1,712,000	1,712,184
Bentley Systems Inc 0.375% 7/1/2027	3,857,000	3,624,907
BILL Holdings Inc 0% 4/1/2030 (d)(e)	4,914,000	4,446,477
BlackLine Inc 1% 6/1/2029	4,295,000	4,614,119
Box Inc 0% 1/15/2026 (e)	991,000	1,131,695
Box Inc 1.5% 9/15/2029	3,177,000	3,092,854
Cerence Inc 1.5% 7/1/2028	1,190,000	1,047,686
Cipher Mining Inc 0% 10/1/2031 (d)(e)	8,026,000	11,891,009
Cipher Mining Inc 1.75% 5/15/2030	1,057,000	4,939,467
Cleanspark Inc 0% 2/15/2032 (d)(f)	5,111,000	5,041,749
Cleanspark Inc 0% 6/15/2030 (d)(e)	4,212,000	5,434,672
Core Scientific Inc 0% 6/15/2031 (d)(e)	4,208,000	4,691,117
Core Scientific Inc 3% 9/1/2029 (d)	2,937,000	5,094,507
CyberArk Software Ltd 0% 6/15/2030 (d)(e)	7,668,000	8,304,444
Datadog Inc 0% 12/1/2029 (d)(f)	8,339,000	8,823,815
Dropbox Inc 0% 3/1/2028 (f)	4,640,000	4,790,582
Five9 Inc 1% 3/15/2029	665,000	593,635
Guidewire Software Inc 1.25% 11/1/2029	4,568,000	5,228,745
InterDigital Inc 3.5% 6/1/2027	2,957,000	13,688,552
Life360 Inc 0% 6/1/2030 (d)(e)	2,465,000	2,970,189
LivePerson Inc 0% 12/15/2026 (e)	3,583,000	1,325,710
MARA Holdings Inc 0% 6/1/2031 (d)(f)	5,914,000	5,144,385
MARA Holdings Inc 0% 8/1/2032 (d)(e)	2,990,000	2,412,033
MARA Holdings Inc 2.125% 9/1/2031	9,413,000	8,859,167
Nutanix Inc 0.25% 10/1/2027	4,302,000	4,630,641
Nutanix Inc 0.5% 12/15/2029 (d)	310,000	289,819
Pagaya Technologies Ltd 6.125% 10/1/2029	1,069,000	2,222,023
PagerDuty Inc 1.5% 10/15/2028	2,335,000	2,172,718
PAR Technology Corp 1% 1/15/2030 (d)	1,066,000	903,173
PAR Technology Corp 1.5% 10/15/2027	261,000	251,169
Porch Group Inc 6.75% 10/1/2028 (d)	1,971,000	1,968,044
Progress Software Corp 3.5% 3/1/2030	2,736,000	2,736,491
Riot Platforms Inc 0.75% 1/15/2030 (d)	6,163,000	8,181,404
Rubrik Inc 0% 6/15/2030 (d)(e)	5,669,000	5,340,502
Strategy Inc 0% 3/1/2030 (d)(f)	19,710,000	17,630,596
Strategy Inc 0.625% 3/15/2030	5,160,000	7,117,481
Strategy Inc 0.625% 9/15/2028	11,455,000	14,412,681
Strategy Inc 0.875% 3/15/2031	4,207,000	4,518,318
Terawulf Inc 0% 5/1/2032 (d)(e)	4,468,000	4,538,748
Terawulf Inc 1% 9/1/2031 (d)	7,803,000	11,363,120
Terawulf Inc 2.75% 2/1/2030 (d)	3,125,000	6,587,000
Tyler Technologies Inc 0.25% 3/15/2026	3,963,000	4,056,698
Uber Technologies Inc 0% 5/15/2028 (d)(e)	7,615,000	7,571,082
Unity Software Inc 0% 3/15/2030 (d)(f)	6,626,000	9,280,541
Varonis Systems Inc 1% 9/15/2029	4,745,000	4,395,653
Vertex Inc 0.75% 5/1/2029	2,291,000	2,139,221
Workiva Inc 1.25% 8/15/2028	2,428,000	2,451,902
Zscaler Inc 0% 7/15/2028 (d)(e)	10,450,000	9,979,964
		253,642,689
Technology Hardware, Storage & Peripherals - 5.0%
Seagate HDD Cayman 3.5% 6/1/2028	6,812,000	22,907,772
Super Micro Computer Inc 2.25% 7/15/2028 (d)	27,939,000	27,862,306
Super Micro Computer Inc 3.5% 3/1/2029	10,767,000	10,082,219
Western Digital Corp 3% 11/15/2028	10,287,000	44,709,360
		105,561,657
TOTAL INFORMATION TECHNOLOGY		617,887,159

Materials - 0.9%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	926,000	931,639
Metals & Mining - 0.9%
MP Materials Corp 3% 3/1/2030 (d)	5,657,000	16,925,744
Ramaco Resources Inc 0% 11/1/2031 (e)	1,635,000	1,280,859
		18,206,603
TOTAL MATERIALS		19,138,242

Real Estate - 3.3%
Health Care REITs - 2.0%
Ventas Realty LP 3.75% 6/1/2026	7,543,000	11,064,948
Welltower OP LLC 2.75% 5/15/2028 (d)	14,517,000	31,837,571
		42,902,519
Industrial REITs - 0.4%
Rexford Industrial Realty LP 4.125% 3/15/2029 (d)	4,047,000	4,083,423
Rexford Industrial Realty LP 4.375% 3/15/2027 (d)	4,029,000	4,026,467
		8,109,890
Office REITs - 0.4%
Boston Properties LP 2% 10/1/2030 (d)	6,461,000	6,387,571
COPT Defense Properties LP 5.25% 9/15/2028 (d)	2,426,000	2,830,848
		9,218,419
Real Estate Management & Development - 0.1%
Opendoor Technologies Inc 7% 5/15/2030 (d)	387,000	1,975,751
Retail REITs - 0.0%
Federal Realty OP LP 3.25% 1/15/2029 (d)	1,611,000	1,620,018
Specialized REITs - 0.4%
Digital Realty Trust LP 1.875% 11/15/2029 (d)	7,377,000	7,568,802
TOTAL REAL ESTATE		71,395,399

Utilities - 6.7%
Electric Utilities - 4.2%
Alliant Energy Corp 3.25% 5/30/2028 (d)	3,402,000	3,558,901
Alliant Energy Corp 3.875% 3/15/2026	2,600,000	2,848,954
Duke Energy Corp 4.125% 4/15/2026	11,022,000	11,812,043
Evergy Inc 4.5% 12/15/2027	6,909,000	8,895,529
FirstEnergy Corp 3.625% 1/15/2029 (d)	8,249,000	9,032,703
FirstEnergy Corp 3.875% 1/15/2031 (d)	7,231,000	8,042,422
NextEra Energy Capital Holdings Inc 3% 3/1/2027	6,018,000	7,887,296
PG&E Corp 4.25% 12/1/2027	6,724,000	6,895,462
PPL Capital Funding Inc 2.875% 3/15/2028	6,401,000	7,230,752
PPL Capital Funding Inc 3% 12/1/2030 (d)	5,735,000	5,843,652
Southern Co/The 3.25% 6/15/2028 (d)	10,380,000	10,478,759
Southern Co/The 4.5% 6/15/2027	7,368,000	8,040,081
		90,566,554
Gas Utilities - 0.3%
UGI Corp 5% 6/1/2028	3,843,000	5,596,019
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies Inc 2.5% 7/15/2027	2,627,000	3,570,093
Sunnova Energy International Inc 0.25% (i)(j)	9,870,000	17,273
		3,587,366
Multi-Utilities - 1.8%
CenterPoint Energy Inc 3% 8/1/2028 (d)	2,965,000	3,037,643
CenterPoint Energy Inc 4.25% 8/15/2026	5,085,000	5,740,772
CMS Energy Corp 3.125% 5/1/2031 (d)	5,762,000	5,836,906
CMS Energy Corp 3.375% 5/1/2028	4,952,000	5,508,848
WEC Energy Group Inc 3.375% 6/1/2028 (d)	5,672,000	5,843,846
WEC Energy Group Inc 4.375% 6/1/2027	5,559,000	6,574,080
WEC Energy Group Inc 4.375% 6/1/2029	5,477,000	6,658,529
		39,200,624
Water Utilities - 0.2%
American Water Capital Corp 3.625% 6/15/2026	4,457,000	4,434,715
TOTAL UTILITIES		143,385,278

TOTAL UNITED STATES		1,656,033,769
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,357,272,584)		1,667,426,795

Convertible Preferred Stocks - 11.5%
	Shares	Value ($)
UNITED STATES - 11.5%
Financials - 4.7%
Banks - 2.6%
Bank of America Corp Series L, 7.25%	19,545	24,470,340
Wells Fargo & Co Series L, 7.5%	25,120	30,744,008
		55,214,348
Capital Markets - 1.4%
Ares Management Corp 6.75% Series B	230,000	11,421,800
KKR & Co Inc Series D 6.25%	372,400	18,530,625
		29,952,425
Financial Services - 0.7%
Apollo Global Management Inc Series A, 6.75%	235,600	16,304,068
TOTAL FINANCIALS		101,470,841

Health Care - 0.7%
Health Care Providers & Services - 0.3%
BrightSpring Health Services Inc 6.75%	55,500	6,767,100
Life Sciences Tools & Services - 0.4%
Bruker Corp 6.375% Series A	20,000	7,520,000
TOTAL HEALTH CARE		14,287,100

Industrials - 2.4%
Aerospace & Defense - 2.2%
Boeing Co Series A, 6%	755,200	47,235,446
Trading Companies & Distributors - 0.2%
QXO Inc Series B 5.5%	84,200	4,530,802
TOTAL INDUSTRIALS		51,766,248

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.0%
Novanta Inc 6.5%	36,900	1,938,357
Semiconductors & Semiconductor Equipment - 0.5%
Microchip Technology Inc Series A 7.5%	190,000	9,792,600
Software - 0.3%
Strategy Inc 8%	73,200	6,377,184
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co 7.625%	199,200	12,131,280
TOTAL INFORMATION TECHNOLOGY		30,239,421

Materials - 0.8%
Chemicals - 0.8%
Albemarle Corp 7.25%	305,800	16,739,179
Utilities - 1.5%
Electric Utilities - 1.4%
NextEra Energy Inc 7.234%	172,800	8,790,336
NextEra Energy Inc 7.299%	253,000	13,699,950
PG&E Corp Series A, 6%	19,600	798,700
Southern Co/The 7.125%	125,200	6,308,828
		29,597,814
Multi-Utilities - 0.1%
CenterPoint Energy Inc 3.369% (h)	75,000	2,671,210
TOTAL UTILITIES		32,269,024

TOTAL UNITED STATES		246,771,813
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $215,818,265)		246,771,813

Non-Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	3,910,000	3,578,242
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(g)	885,193	969,286
TOTAL UNITED STATES		4,547,528
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,393,578)		4,547,528

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 10.75% (h)	20,500	1,983,785
Strategy Inc Series A, 10%	16,000	1,739,519

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,717,135)		3,723,304

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.02	51,614,625	51,624,949
Fidelity Securities Lending Cash Central Fund (k)(l)	4.02	9,190,311	9,191,230
TOTAL MONEY MARKET FUNDS (Cost $60,816,179)			60,816,179

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,764,905,542)	2,139,662,494
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,470,715)
NET ASSETS - 100.0%	2,137,191,779

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $756,222,204 or 35.4% of net assets.

(e)	Zero coupon bond which is issued at a discount.
(f)	Principal Only Strips represent the right to receive the monthly principal payments.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,907,987	881,702,141	835,985,936	1,314,862	757	-	51,624,949	51,614,625	0.1%
Fidelity Securities Lending Cash Central Fund	16,938,025	181,909,771	189,656,496	42,416	(70)	-	9,191,230	9,190,311	0.0%
Total	22,846,012	1,063,611,912	1,025,642,432	1,357,278	687	-	60,816,179

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,225,894	11,225,894	-	-
Consumer Discretionary	37,115,993	37,115,993	-	-
Energy	36,559,409	36,559,409	-	-
Financials	5,681,060	5,681,060	-	-
Health Care	4,378,098	4,378,098	-	-
Industrials	16,396,554	16,396,554	-	-
Information Technology	21,460,663	21,460,663	-	-
Materials	3,446,036	3,446,036	-	-
Utilities	20,113,168	20,113,168	-	-

Convertible Corporate Bonds
Communication Services	100,057,780	-	100,057,780	-
Consumer Discretionary	170,069,283	-	170,069,283	-
Consumer Staples	16,834,763	-	16,834,763	-
Energy	42,107,296	-	42,107,296	-
Financials	113,354,169	-	113,354,169	-
Health Care	220,300,642	-	220,300,642	-
Industrials	145,370,891	-	145,370,891	-
Information Technology	625,413,052	-	625,413,052	-
Materials	19,138,242	-	19,138,242	-
Real Estate	71,395,399	-	71,395,399	-
Utilities	143,385,278	-	143,368,005	17,273

Convertible Preferred Stocks
Financials	101,470,841	-	101,470,841	-
Health Care	14,287,100	-	14,287,100	-
Industrials	51,766,248	4,530,802	47,235,446	-
Information Technology	30,239,421	-	30,239,421	-
Materials	16,739,179	-	16,739,179	-
Utilities	32,269,024	-	32,269,024	-

Non-Convertible Corporate Bonds
Consumer Discretionary	3,578,242	-	3,578,242	-
Information Technology	969,286	-	969,286	-

Non-Convertible Preferred Stocks
Information Technology	3,723,304	3,723,304	-	-

Money Market Funds	60,816,179	60,816,179	-	-
Total Investments in Securities:	2,139,662,494	225,447,160	1,914,198,061	17,273
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $9,347,407) - See accompanying schedule:
Unaffiliated issuers (cost $1,704,089,363)	$2,078,846,315
Fidelity Central Funds (cost $60,816,179)	60,816,179

Total Investment in Securities (cost $1,764,905,542)		$2,139,662,494
Foreign currency held at value (cost $6,226)		6,246
Receivable for investments sold		4,111,172
Receivable for fund shares sold		2,579,915
Dividends receivable		2,306,864
Interest receivable		6,484,088
Distributions receivable from Fidelity Central Funds		161,103
Prepaid expenses		1,805
Other receivables		4,075
Total assets		2,155,317,762
Liabilities
Payable for investments purchased	$7,427,024
Payable for fund shares redeemed	391,112
Accrued management fee	1,024,665
Distribution and service plan fees payable	21,190
Other payables and accrued expenses	70,692
Collateral on securities loaned	9,191,300
Total liabilities		18,125,983
Net Assets		$2,137,191,779
Net Assets consist of:
Paid in capital		$1,597,323,197
Total accumulated earnings (loss)		539,868,582
Net Assets		$2,137,191,779

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($57,106,202 ÷ 1,438,092 shares)(a)		$39.71
Maximum offering price per share (100/94.25 of $39.71)		$42.13
Class M :
Net Asset Value and redemption price per share ($9,068,577 ÷ 227,934 shares)(a)		$39.79
Maximum offering price per share (100/96.50 of $39.79)		$41.23
Class C :
Net Asset Value and offering price per share ($7,010,995 ÷ 178,038 shares)(a)		$39.38
Convertible Securities :
Net Asset Value, offering price and redemption price per share ($1,832,703,001 ÷ 45,814,681 shares)		$40.00
Class I :
Net Asset Value, offering price and redemption price per share ($113,123,931 ÷ 2,834,302 shares)		$39.91
Class Z :
Net Asset Value, offering price and redemption price per share ($118,179,073 ÷ 2,963,923 shares)		$39.87
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$16,644,621
Interest		35,849,017
Income from Fidelity Central Funds (including $42,416 from security lending)		1,357,278
Total income		53,850,916
Expenses
Management fee
Basic fee	$10,504,863
Performance adjustment	1,562,174
Distribution and service plan fees	235,331
Custodian fees and expenses	29,796
Independent trustees' fees and expenses	7,435
Registration fees	133,150
Audit fees	61,277
Legal	5,975
Miscellaneous	12,065
Total expenses		12,552,066
Net Investment income (loss)		41,298,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	164,502,624
Fidelity Central Funds	687
Foreign currency transactions	(332)
Written options	31,610
Total net realized gain (loss)		164,534,589
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	33,138,390
Assets and liabilities in foreign currencies	1,688
Total change in net unrealized appreciation (depreciation)		33,140,078
Net gain (loss)		197,674,667
Net increase (decrease) in net assets resulting from operations		$238,973,517
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,298,850	$55,966,772
Net realized gain (loss)	164,534,589	82,777,037
Change in net unrealized appreciation (depreciation)	33,140,078	262,410,526
Net increase (decrease) in net assets resulting from operations	238,973,517	401,154,335
Distributions to shareholders	(138,248,605)	(53,115,555)

Share transactions - net increase (decrease)	83,848,037	(68,548,838)
Total increase (decrease) in net assets	184,572,949	279,489,942

Net Assets
Beginning of period	1,952,618,830	1,673,128,888
End of period	$2,137,191,779	$1,952,618,830

Financial Highlights
Fidelity Advisor® Convertible Securities Fund Class A

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.78	$31.12	$31.39	$43.06	$40.70
Income from Investment Operations
Net investment income (loss) A,B	.67	.96	.93	.53	.42
Net realized and unrealized gain (loss)	3.83	6.62	(.09)	(4.80)	5.89
Total from investment operations	4.50	7.58	.84	(4.27)	6.31
Distributions from net investment income	(1.14)	(.92)	(.69) C	(.48)	(.81)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(2.57)	(.92)	(1.11)	(7.40)	(3.95)
Net asset value, end of period	$39.71	$37.78	$31.12	$31.39	$43.06
Total Return D,E	12.95%	24.82%	2.86%	(12.04)%	16.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94%	1.00%	1.04%	1.02%	.97%
Expenses net of fee waivers, if any	.94%	1.00%	1.04%	1.02%	.97%
Expenses net of all reductions, if any	.94%	1.00%	1.04%	1.02%	.97%
Net investment income (loss)	1.87%	2.90%	3.01%	1.63%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$57,106	$50,210	$43,752	$45,948	$57,172
Portfolio turnover rate H	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class M

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.84	$31.17	$31.44	$43.09	$40.73
Income from Investment Operations
Net investment income (loss) A,B	.58	.88	.85	.45	.31
Net realized and unrealized gain (loss)	3.85	6.62	(.09)	(4.79)	5.89
Total from investment operations	4.43	7.50	.76	(4.34)	6.20
Distributions from net investment income	(1.04)	(.83)	(.61) C	(.38)	(.70)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(2.48) D	(.83)	(1.03)	(7.31) D	(3.84)
Net asset value, end of period	$39.79	$37.84	$31.17	$31.44	$43.09
Total Return E,F	12.68%	24.49%	2.59%	(12.24)%	16.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.19%	1.25%	1.30%	1.28%	1.23%
Expenses net of fee waivers, if any	1.19%	1.24%	1.29%	1.28%	1.22%
Expenses net of all reductions, if any	1.19%	1.24%	1.29%	1.28%	1.22%
Net investment income (loss)	1.62%	2.65%	2.75%	1.38%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$9,069	$8,338	$7,776	$8,070	$11,054
Portfolio turnover rate I	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class C

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.48	$30.88	$31.15	$42.73	$40.42
Income from Investment Operations
Net investment income (loss) A,B	.39	.70	.68	.29	.09
Net realized and unrealized gain (loss)	3.80	6.57	(.07)	(4.76)	5.85
Total from investment operations	4.19	7.27	.61	(4.47)	5.94
Distributions from net investment income	(.86)	(.67)	(.45) C	(.18)	(.49)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(2.29)	(.67)	(.88) D	(7.11) D	(3.63)
Net asset value, end of period	$39.38	$37.48	$30.88	$31.15	$42.73
Total Return E,F	12.08%	23.86%	2.09%	(12.70)%	15.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.71%	1.77%	1.81%	1.79%	1.74%
Expenses net of fee waivers, if any	1.71%	1.76%	1.81%	1.79%	1.74%
Expenses net of all reductions, if any	1.71%	1.76%	1.81%	1.79%	1.74%
Net investment income (loss)	1.10%	2.13%	2.24%	.86%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$7,011	$7,157	$6,990	$8,138	$19,036
Portfolio turnover rate I	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Convertible Securities Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.03	$31.33	$31.58	$43.29	$40.89
Income from Investment Operations
Net investment income (loss) A,B	.79	1.07	1.02	.64	.55
Net realized and unrealized gain (loss)	3.85	6.64	(.07)	(4.84)	5.92
Total from investment operations	4.64	7.71	.95	(4.20)	6.47
Distributions from net investment income	(1.24)	(1.01)	(.78) C	(.59)	(.93)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(2.67)	(1.01)	(1.20)	(7.51)	(4.07)
Net asset value, end of period	$40.00	$38.03	$31.33	$31.58	$43.29
Total Return D	13.29%	25.14%	3.21%	(11.79)%	16.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.70%	.75%	.72%	.67%
Expenses net of fee waivers, if any	.64%	.70%	.74%	.72%	.67%
Expenses net of all reductions, if any	.64%	.70%	.74%	.72%	.67%
Net investment income (loss)	2.17%	3.20%	3.31%	1.93%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,832,703	$1,671,554	$1,463,300	$1,538,550	$1,922,398
Portfolio turnover rate G	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class I

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.95	$31.26	$31.51	$43.20	$40.82
Income from Investment Operations
Net investment income (loss) A,B	.77	1.06	1.02	.62	.53
Net realized and unrealized gain (loss)	3.85	6.63	(.08)	(4.81)	5.91
Total from investment operations	4.62	7.69	.94	(4.19)	6.44
Distributions from net investment income	(1.23)	(1.00)	(.76) C	(.58)	(.92)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(2.66)	(1.00)	(1.19) D	(7.50)	(4.06)
Net asset value, end of period	$39.91	$37.95	$31.26	$31.51	$43.20
Total Return E	13.26%	25.11%	3.17%	(11.80)%	16.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.73%	.77%	.75%	.70%
Expenses net of fee waivers, if any	.68%	.73%	.77%	.75%	.70%
Expenses net of all reductions, if any	.68%	.73%	.77%	.75%	.70%
Net investment income (loss)	2.13%	3.17%	3.28%	1.90%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$113,124	$104,280	$81,632	$92,651	$110,151
Portfolio turnover rate H	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class Z

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.92	$31.24	$31.50	$43.19	$40.81
Income from Investment Operations
Net investment income (loss) A,B	.81	1.09	1.05	.66	.58
Net realized and unrealized gain (loss)	3.84	6.64	(.08)	(4.81)	5.91
Total from investment operations	4.65	7.73	.97	(4.15)	6.49
Distributions from net investment income	(1.27)	(1.05)	(.81) C	(.62)	(.97)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)
Total distributions	(2.70)	(1.05)	(1.23)	(7.54)	(4.11)
Net asset value, end of period	$39.87	$37.92	$31.24	$31.50	$43.19
Total Return D	13.38%	25.28%	3.29%	(11.69)%	16.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.63%	.66%	.63%	.59%
Expenses net of fee waivers, if any	.55%	.62%	.65%	.63%	.59%
Expenses net of all reductions, if any	.55%	.62%	.65%	.63%	.59%
Net investment income (loss)	2.25%	3.27%	3.40%	2.02%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$118,179	$111,080	$69,679	$42,172	$57,044
Portfolio turnover rate G	89%	70%	89%	85%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$407,014,547
Gross unrealized depreciation	(44,433,597)
Net unrealized appreciation (depreciation)	$362,580,950
Tax Cost	$1,777,081,544

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,082,566
Undistributed long-term capital gain	$158,281,039
Net unrealized appreciation (depreciation) on securities and other investments	$362,567,808

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$77,510,210	$ 53,115,555
Long-term Capital Gains	60,738,395	-
Total	$138,248,605	$ 53,115,555

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	1,671,109,895	1,732,266,240
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Convertible Securities Fund	ICE® BofAML® All US Convertibles Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Convertible Securities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.15% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .08%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	125,405	3,295
Class M	.25%	.25%	41,254	126
Class C	.75%	.25%	68,672	11,057
			235,331	14,478

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	21,416
Class M	1,292
Class CA	54
22,762

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Convertible Securities Fund	8,350

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Convertible Securities Fund	34,675,070	16,698,060	1,826,516

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Convertible Securities Fund	1,943
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Convertible Securities Fund	2,537
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Convertible Securities Fund	4,767	2,768	5,673,682
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$3,473,757	$1,264,663
Class M	545,958	194,723
Class C	436,753	135,681
Convertible Securities	118,264,431	45,868,312
Class I	7,442,062	2,588,251
Class Z	8,085,644	3,063,925
Total	$138,248,605	$53,115,555
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Convertible Securities Fund
Class A
Shares sold	328,791	152,220	$12,001,961	$5,054,434
Reinvestment of distributions	96,386	37,174	3,379,455	1,224,634
Shares redeemed	(316,223)	(265,964)	(11,362,142)	(8,819,863)
Net increase (decrease)	108,954	(76,570)	$4,019,274	$(2,540,795)
Class M
Shares sold	13,814	11,650	$493,911	$388,387
Reinvestment of distributions	15,286	5,822	536,607	192,058
Shares redeemed	(21,514)	(46,564)	(782,361)	(1,538,863)
Net increase (decrease)	7,586	(29,092)	$248,157	$(958,418)
Class C
Shares sold	30,848	35,537	$1,089,700	$1,171,332
Reinvestment of distributions	12,560	4,134	436,150	135,122
Shares redeemed	(56,343)	(75,015)	(1,998,526)	(2,459,114)
Net increase (decrease)	(12,935)	(35,344)	$(472,676)	$(1,152,660)
Convertible Securities
Shares sold	5,243,062	2,230,277	$193,972,589	$75,256,613
Reinvestment of distributions	2,942,992	1,210,845	103,819,849	40,150,077
Shares redeemed	(6,322,718)	(6,202,795)	(227,361,055)	(206,430,128)
Net increase (decrease)	1,863,336	(2,761,673)	$70,431,383	$(91,023,438)
Class I
Shares sold	1,800,172	1,291,943	$65,335,221	$43,735,972
Reinvestment of distributions	207,057	75,259	7,289,417	2,490,059
Shares redeemed	(1,920,526)	(1,231,022)	(66,814,415)	(40,877,365)
Net increase (decrease)	86,703	136,180	$5,810,223	$5,348,666
Class Z
Shares sold	1,012,608	1,917,867	$35,966,159	$63,448,288
Reinvestment of distributions	190,739	79,715	6,684,449	2,642,782
Shares redeemed	(1,169,102)	(1,298,587)	(38,838,932)	(44,313,263)
Net increase (decrease)	34,245	698,995	$3,811,676	$21,777,807
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Convertible Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Convertible Securities Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $158,326,547, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $45,901,732 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 100% of the short-term capital gain dividends distributed in November, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $46,421,713of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 02%, 24%, 25%, and 24%; Class M designates 02%, 27%, 28%, and 26%; Class C designates 03%, 33%, 38%, and 31%; Fidelity Convertible Securities Fund designates 02%, 22%, 22%, and 22%; Class I designates 02%, 23%, 23%, and 22%; and Class Z designates 02%, 21%, 22%, and 22% of the dividends distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 2.90%, 30.34%, 30.65%, and 29.94%; Class M designates 3.03%, 33.18%, 34.25%, and 32.78%; Class C designates 3.30%, 40.80%, 47.16%, and 39.05%; Fidelity Convertible Securities Fund designates 2.78%, 27.52%, 27.49%, and 27.55%; Class I designates 2.77%, 28.29%, 27.99%, and 27.47%; and Class Z designates 2.75%, 26.59%, 26.77%, and 26.89% of the dividends distributed in December, April, July, and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.06%, 0.06%, and 0.06%, Class M designates 0.07%, 0.07%, and 0.06%; Class C designates 0.08%, 0.09%, and 0.08%; Fidelity Convertible Securities Fund designates 0.05%, 0.05%, and 0.05%; Class I designates 0.06%, 0.06%, and 0.05%; and Class Z designates 0.05%, 0.05%, and 0.05%; of the dividends distributed in April, July, and October, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539184.128
CVS-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026